Long-term debt (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Repayment of contributions received	$ 15,234	$ 15,007
Percentage of required to repay of outstanding principal of loan	40.00%
Repayment borrowings term	In August 2017, the Corporation received a two-year extension of the maturity of the Province loan. The original maturity date of the loan was August 9, 2018 and is now August 9, 2020. The annual interest rate remains at the Province's cost of funds plus 1 per cent.
Cash flow from operations	$ (17,177)	$ (8,996)
Province loan [Member]
Disclosure of detailed information about borrowings [line items]
Cash flow from operations	$ 1,500,000